LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOSS PER SHARE
Weighted average number of Common Shares	62,973,995	16,667,810	6,511,672
Loss for the year	$ (24,889,069)	$ (28,695,041)	$ (35,131,015)
Basic and diluted loss per share	$ (0.40)	$ (1.72)	$ (5.40)